Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended		12 Months Ended		50 Months Ended		52 Months Ended		56 Months Ended		60 Months Ended		68 Months Ended		120 Months Ended
	Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Aug. 31, 2020	Jun. 30, 2020	Feb. 24, 2020	Jan. 31, 2020	Oct. 31, 2019	Feb. 28, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000216486 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares - Including sales charges
Account Value	$ 27,444		$ 27,444		$ 27,444		$ 27,444		$ 27,444		$ 27,444		$ 27,444		$ 27,444		$ 21,738	$ 22,487	$ 24,882	$ 20,127					$ 21,503		$ 17,448	$ 18,018	$ 15,672	$ 14,483	$ 15,000
Average Annual Return, Percent	7.71%	[1]	19.30%								3.76%				5.60%
C000216486 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares - Excluding sales charges
Average Annual Return, Percent	13.98%	[1]	26.25%								5.00%				6.23%
C000216482 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares - Including sales charges
Account Value	$ 13,700		$ 13,700		13,700		13,700		13,700		$ 13,700		$ 13,700		$ 13,700		10,945	11,406	12,730	10,371		$ 10,000			11,167	$ 10,000
Average Annual Return, Percent	12.52%	[2]	24.17%								4.17%		5.71%
C000216482 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares - Excluding sales charges
Average Annual Return, Percent	13.52%	[2]	25.17%								4.17%		5.71%
C000216483 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares
Account Value	$ 18,858		$ 18,858		18,858		18,858		18,858		$ 18,858		$ 18,858		$ 18,858		14,893	15,357	16,958	13,658					14,555		11,784	12,134	10,529	9,690	10,000
Average Annual Return, Percent	14.16%	[3]	26.62%								5.32%				6.55%
C000216484 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 12,088		$ 12,088		12,088		12,088		$ 12,088		$ 12,088		12,088		$ 12,088		9,543	9,833	10,842	8,737			$ 10,000
Average Annual Return, Percent	14.17%	[4]	26.67%						4.13%
C000216485 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares - Including sales charges
Account Value	$ 11,849		$ 11,849		11,849		11,849		$ 11,849		11,849		11,849		11,849		9,392	9,719	10,758	8,709			10,000
Average Annual Return, Percent	8.24%	[5]	19.85%						2.44%
C000216485 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares - Excluding sales charges
Average Annual Return, Percent	13.94%	[5]	26.15%						3.68%
C000216492 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares - Including sales charges
Account Value	$ 25,121		$ 25,121		25,121		25,121		$ 25,121		$ 25,121		25,121		$ 25,121		19,115	21,046	26,768	16,555					20,772		16,747	16,983	16,390	15,913	15,000
Average Annual Return, Percent	11.20%	[6]	24.20%								2.65%				4.67%
C000216492 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares - Excluding sales charges
Average Annual Return, Percent	17.67%	[6]	31.42%								3.88%				5.29%
C000216487 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares - Including sales charges
Account Value	$ 15,513		$ 15,513		15,513		15,513		15,513		$ 15,513		15,513		$ 15,513		11,915	13,209	16,911	10,539					13,326		10,829	11,055	10,755	10,495	10,000
Average Annual Return, Percent	16.13%	[7]	29.19%								3.09%				4.49%
C000216487 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares - Excluding sales charges
Average Annual Return, Percent	17.13%	[7]	30.19%								3.09%				4.49%
C000216489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares
Account Value	$ 17,313		$ 17,313		17,313		17,313		17,313		$ 17,313		17,313		$ 17,313		13,152	14,416	18,266	11,254					14,082		11,313	11,427	10,992	10,600	10,000
Average Annual Return, Percent	17.74%	[8]	31.64%								4.22%				5.64%
C000216491 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 17,448		$ 17,448		17,448		17,448		17,448		$ 17,448		17,448		$ 17,448		13,242	14,502	18,358	11,296					14,125		11,346	11,445	11,003	10,606	10,000
Average Annual Return, Percent	17.79%	[9]	31.76%								4.32%				5.72%
C000216488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares - Including sales charges
Account Value	$ 10,855		$ 10,855		10,855		10,855		$ 10,855		$ 10,855		10,855		$ 10,855		8,270	9,111	11,583	7,166			9,450	$ 10,000
Average Annual Return, Percent	11.66%	[10]	24.69%						1.76%
C000216488 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class Shares - Excluding sales charges
Average Annual Return, Percent	17.54%	[10]	31.25%						3.00%
C000219988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares - Including sales charges
Account Value	$ 12,116		$ 12,116		12,116		$ 12,116		$ 12,116		12,116		12,116		12,116		10,232	10,015	11,571	10,187		10,000
Average Annual Return, Percent	4.52%	[11]	14.86%				3.80%
C000219988 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares - Excluding sales charges
Average Annual Return, Percent	7.75%	[11]	18.41%				4.53%
C000219986 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares - Including sales charges
Account Value	$ 11,720		$ 11,720		11,720		$ 11,720		11,720		11,720		11,720		11,720		9,982	9,835	11,444	10,160		10,000
Average Annual Return, Percent	6.26%	[12]	16.40%				3.73%
C000219986 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares - Excluding sales charges
Average Annual Return, Percent	7.26%	[12]	17.40%				3.73%
C000219987 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares
Account Value	$ 12,240		$ 12,240		12,240		$ 12,240		12,240		12,240		12,240		12,240		10,319	10,064	11,610	10,203		10,000
Average Annual Return, Percent	7.79%	[13]	18.61%				4.77%
C000219985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 Shares
Account Value	$ 11,926		$ 11,926		11,926		$ 11,926		11,926		11,926		11,926		11,926		10,109	9,928	11,514	10,178		10,000
Average Annual Return, Percent	7.60%	[14]	17.98%				4.15%
C000221684 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SIMPLE Class Shares
Account Value	$ 11,457		$ 11,457		$ 11,457		$ 11,457		11,457		11,457		11,457		11,457		9,704	9,520	11,026	9,733	$ 10,000
Average Annual Return, Percent	7.54%	[15]	18.06%		3.32%
C000219998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares - Including sales charges
Account Value	$ 16,266		$ 16,266		$ 16,266		$ 16,266		16,266		16,266		16,266		16,266		12,456	11,853	14,557	10,560		10,000
Average Annual Return, Percent	7.17%	[16]	26.67%				11.10%
C000219998 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares - Excluding sales charges
Average Annual Return, Percent	10.49%	[16]	30.58%				11.88%
C000219999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares - Including sales charges
Account Value	$ 15,741		$ 15,741		15,741		$ 15,741		15,741		15,741		15,741		15,741		12,141	11,639	14,406	10,530		10,000
Average Annual Return, Percent	9.05%	[17]	28.65%				11.04%
C000219999 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares - Excluding sales charges
Average Annual Return, Percent	10.05%	[17]	29.65%				11.04%
C000220000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares
Account Value	$ 16,447		$ 16,447		16,447		$ 16,447		16,447		16,447		16,447		16,447		12,556	11,914	14,601	10,570		10,000
Average Annual Return, Percent	10.69%	[18]	30.98%				12.17%
C000219997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 Shares
Account Value	$ 16,025		$ 16,025		16,025		$ 16,025		16,025		16,025		16,025		16,025		12,308	11,752	14,486	10,550		10,000
Average Annual Return, Percent	10.30%	[19]	30.20%				11.50%
C000221686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SIMPLE Class Shares
Account Value	$ 14,515		$ 14,515		$ 14,515		$ 14,515		14,515		14,515		14,515		14,515		11,140	10,627	13,084	9,522	10,000
Average Annual Return, Percent	10.37%	[20]	30.29%		9.35%
C000220005 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares - Including sales charges
Account Value	$ 13,562		$ 13,562		$ 13,562		$ 13,562		13,562		13,562		13,562		13,562		11,042	10,658	12,483	10,300		10,000
Average Annual Return, Percent	5.69%	[21]	19.14%				6.53%
C000220005 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares - Excluding sales charges
Average Annual Return, Percent	8.96%	[21]	22.82%				7.28%
C000220001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares - Including sales charges
Account Value	$ 13,109		$ 13,109		13,109		$ 13,109		13,109		13,109		13,109		13,109		10,752	10,460	12,364	10,280		10,000
Average Annual Return, Percent	7.57%	[22]	20.92%				6.45%
C000220001 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares - Excluding sales charges
Average Annual Return, Percent	8.57%	[22]	21.92%				6.45%
C000220002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares
Account Value	$ 13,726		$ 13,726		13,726		$ 13,726		13,726		13,726		13,726		13,726		11,143	10,728	12,534	10,310		10,000
Average Annual Return, Percent	9.12%	[23]	23.18%				7.58%
C000220003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 Shares
Account Value	$ 13,374		$ 13,374		13,374		$ 13,374		13,374		13,374		13,374		13,374		10,920	10,576	12,435	10,290
Average Annual Return, Percent	8.80%	[24]	22.48%				6.94%
C000221687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SIMPLE Class Shares
Account Value	$ 12,551		$ 12,551		$ 12,551		$ 12,551		12,551		12,551		12,551		12,551		10,242	9,916	11,656	9,662	10,000
Average Annual Return, Percent	8.81%	[25]	22.55%		5.61%
C000220007 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares - Including sales charges
Account Value	$ 15,163		$ 15,163		$ 15,163		$ 15,163		15,163		15,163		15,163		15,163		11,934	11,444	13,550	10,430		10,000
Average Annual Return, Percent	6.62%	[26]	23.25%				9.31%
C000220007 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares - Excluding sales charges
Average Annual Return, Percent	9.92%	[26]	27.06%				10.08%
C000220008 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares - Including sales charges
Account Value	$ 14,664		$ 14,664		14,664		$ 14,664		14,664		14,664		14,664		14,664		11,633	11,249	13,404	10,400		10,000
Average Annual Return, Percent	8.43%	[27]	25.05%				9.24%
C000220008 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares - Excluding sales charges
Average Annual Return, Percent	9.43%	[27]	26.05%				9.24%
C000220010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares
Account Value	$ 15,318		$ 15,318		15,318		$ 15,318		15,318		15,318		15,318		15,318		12,030	11,516	13,596	10,440		10,000
Average Annual Return, Percent	9.94%	[28]	27.34%				10.34%
C000220011 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 Shares
Account Value	$ 14,931		$ 14,931		14,931		$ 14,931		14,931		14,931		14,931		14,931		11,792	11,357	13,478	10,410		10,000
Average Annual Return, Percent	9.70%	[29]	26.62%				9.69%
C000221688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SIMPLE Class Shares
Account Value	$ 13,807		$ 13,807		$ 13,807		$ 13,807		$ 13,807		$ 13,807		$ 13,807		$ 13,807		10,898	10,477	12,430	9,595	10,000
Average Annual Return, Percent	9.77%	[30]	26.69%		8.05%
Morningstar Infrastructure Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Infrastructure Category Average
Average Annual Return, Percent	12.69%	[1],[31]	25.77%	[31]					3.18%	[32]	6.20%	[31]	5.96%	[33]	5.66%	[31]
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 38,146		$ 38,146		$ 38,146		38,146		$ 38,146		$ 38,146		$ 38,146		$ 38,146		28,536	25,829	31,684	22,563			10,000		21,619	10,000	19,184	18,964	15,446	15,266	15,000
Average Annual Return, Percent	11.13%	[1],[34]	33.68%	[34]					11.03%	[35]	12.03%	[34]	12.17%	[36]	9.78%	[34]
FTSE Global Core Infrastructure 50 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Index (Net)
Account Value	$ 26,112		$ 26,112		26,112		26,112		$ 26,112		$ 26,112		$ 26,112		$ 26,112		20,464	21,415	22,896	18,920			$ 10,000		20,942	$ 10,000	17,347	17,868	15,423	14,333	15,000
Average Annual Return, Percent	12.91%	[1],[37]	27.60%	[37]					3.31%	[38]	4.51%	[37]	5.79%	[39]	5.70%	[37]
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 48,446		$ 48,446		$ 48,446		$ 48,446		$ 48,446		$ 48,446		$ 48,446		$ 48,446		35,143	32,426	38,841	26,992	10,000	10,000		10,000	24,505		21,593	20,256	16,339	15,673	15,000
Average Annual Return, Percent	13.85%	[6],[40],[41],[42],[43],[44]	37.86%	[40],[41],[42],[43],[44]	13.46%	[44],[45]	16.21%	[40],[42],[46]	13.15%	[47]	14.60%	[41],[43]			12.44%	[41],[43]
Morningstar Real Estate Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Real Estate Category Average
Average Annual Return, Percent	19.68%	[6],[48]	33.39%	[48]					2.65%	[49]	3.53%	[48]			5.63%	[48]
FTSE Nareit All Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index
Account Value	$ 28,737		$ 28,737		$ 28,737		$ 28,737		$ 28,737		$ 28,737		28,737		$ 28,737		21,432	23,267	28,783	19,751				10,000	23,515		18,764	18,434	17,032	15,803	15,000
Average Annual Return, Percent	21.15%	[6],[50]	34.09%	[50]					2.99%	[51]	4.09%	[50]			6.72%	[50]
CBRE Real Estate Tiered Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CBRE Real Estate Tiered Index
Account Value	$ 26,329		$ 26,329		26,329		26,329		$ 26,329		$ 26,329		26,329		$ 26,329		19,636	21,318	26,372	17,688				10,000	22,393		18,113	17,812	16,874	15,798	15,000
Average Annual Return, Percent	21.15%	[6],[52],[53]	34.09%	[52],[53]					2.59%	[54]	3.29%	[52],[53]			5.79%	[52],[53]
MSCI U S REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. REIT® Index
Account Value	$ 27,983		$ 27,983		27,983		27,983		$ 27,983		$ 27,983		27,983		$ 27,983		20,505	21,794	26,834	17,688				$ 10,000	$ 22,393		$ 18,113	$ 17,812	$ 16,874	$ 15,798	$ 15,000
Average Annual Return, Percent	21.44%	[6],[55],[56]	36.47%	[55],[56]					3.93%	[57]	4.56%	[55],[56]			6.43%	[55],[56]
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,325		$ 9,325		$ 9,325		$ 9,325		$ 9,325		$ 9,325		9,325		$ 9,325		8,436	8,406	9,969	10,017	10,000	10,000
Average Annual Return, Percent	5.31%	[11],[58],[59]	10.55%	[58],[59]	(1.82%)	[60],[61]	(1.60%)	[58],[59]
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 19,670		$ 19,670		$ 19,670		$ 19,670		19,670		19,670		19,670		19,670		14,252	12,939	15,154	10,603	10,000	10,000
Average Annual Return, Percent	14.08%	[11],[62],[63],[64],[65]	38.02%	[62],[63],[64],[65]	14.17%	[65],[66],[67],[68]	16.90%	[62],[63],[64],[69]
Morningstar Moderately Conservative Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Category Average
Average Annual Return, Percent	7.15%	[11],[70]	18.41%	[70]	4.11%	[71]	5.22%	[70]
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index (Net)
Account Value	$ 14,623		$ 14,623		$ 14,623		$ 14,623		14,623		14,623		14,623		14,623		11,892	10,395	13,500	10,061	10,000	10,000
Average Annual Return, Percent	3.66%	[11],[72],[73],[74]	22.97%	[72],[73],[74]	7.64%	[74],[75],[76]	9.17%	[72],[73],[77]
Conservative Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Composite Index
Account Value	$ 12,330		$ 12,330		$ 12,330		$ 12,330		12,330		12,330		12,330		12,330		10,313	9,848	11,700	10,205	10,000	10,000
Average Annual Return, Percent	7.74%	[11],[78]	19.56%	[78]	3.92%	[79]	4.95%	[78]
Morningstar Aggressive Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Allocation Category Average
Average Annual Return, Percent	9.83%	[16],[80]	29.22%	[80]	8.85%	[81]	10.91%	[80]
Equity Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Equity Allocation Composite Index
Account Value	$ 18,320		$ 18,320		$ 18,320		$ 18,320		18,320		18,320		18,320		18,320		13,654	12,267	14,734	10,467	10,000	10,000
Average Annual Return, Percent	11.44%	[16],[82],[83]	34.18%	[82],[83]	12.58%	[84]	14.99%	[82],[83]
Morningstar Moderate Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation Category Average
Average Annual Return, Percent	8.49%	[21],[85]	22.70%	[85]	7.04%	[86]	8.49%	[85]
Morningstar Moderately Aggressive Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Aggressive Allocation Category Average
Average Annual Return, Percent	8.72%	[26],[87]	25.81%	[87]	8.38%	[88]	10.05%	[87]
Moderate Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Composite Index
Account Value	$ 14,113		$ 14,113		$ 14,113		$ 14,113		14,113		14,113		14,113		14,113		11,355	10,621	12,651	10,295	10,000	10,000
Average Annual Return, Percent	8.96%	[21],[89]	24.28%	[89]	6.80%	[90]	8.27%	[89]
Growth Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Allocation Composite Index
Account Value	$ 16,104		$ 16,104		$ 16,104		$ 16,104		$ 16,104		$ 16,104		$ 16,104		$ 16,104		$ 12,468	$ 11,428	$ 13,661	$ 10,382	$ 10,000	$ 10,000
Average Annual Return, Percent	10.20%	[26],[91]	29.15%	[91]	9.69%	[92]	11.62%	[91]

[1]	Not annualized.
[2]	Not annualized.
[3]	Not annualized.
[4]	Not annualized.
[5]	Not annualized.
[6]	Not annualized.
[7]	Not annualized.
[8]	Not annualized.
[9]	Not annualized.
[10]	Not annualized.
[11]	Not annualized.
[12]	Not annualized.
[13]	Not annualized.
[14]	Not annualized.
[15]	Not annualized.
[16]	Not annualized.
[17]	Not annualized.
[18]	Not annualized.
[19]	Not annualized.
[20]	Not annualized.
[21]	Not annualized.
[22]	Not annualized.
[23]	Not annualized.
[24]	Not annualized.
[25]	Not annualized.
[26]	Not annualized.
[27]	Not annualized.
[28]	Not annualized.
[29]	Not annualized.
[30]	Not annualized.
[31]	The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[32]	The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[33]	The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[34]	In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[35]	In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[36]	In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[37]	The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.
[38]	The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.
[39]	The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.
[40]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[41]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S.equity market.
[42]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[43]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S.equity market.
[44]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[45]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[46]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[47]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S.equity market.
[48]	The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[49]	The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[50]	The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.
[51]	The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.
[52]	The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE NAREIT All Equity REITs Index thereafter.
[53]	The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE NAREIT All Equity REITs Index thereafter.
[54]	The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE NAREIT All Equity REITs Index thereafter.
[55]	The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.
[56]	The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.
[57]	The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.
[58]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[59]	The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
[60]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[61]	The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
[62]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[63]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[64]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P 500® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index formeasuring large-cap U.S. stock market performance.
[65]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[66]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[67]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[68]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P 500® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index formeasuring large-cap U.S. stock market performance.
[69]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[70]	The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[71]	The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[72]	The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.
[73]	The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.
[74]	The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.
[75]	The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.
[76]	The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.
[77]	The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.
[78]	The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.
[79]	The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.
[80]	The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[81]	The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[82]	The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.
[83]	The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.
[84]	The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.
[85]	The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[86]	The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[87]	The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[88]	The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[89]	The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.
[90]	The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.
[91]	The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.
[92]	The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.